12. Income Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Loss before tax	€ (32,361)	€ (19,476)	€ (30,243)
Income tax benefit at tax rate of 29.825%	9,652	5,809	9,020
Adjustments of deferred tax assets	(9,822)	(5,318)	(9,036)
Permanent differences	(29)	(462)	(93)
Adjustments for local tax rates	5	(34)	195
Non deductible expenses	(43)	(53)	16
Other	233	57	(82)
Income taxes	€ (4)	€ (1)	€ 20